Consolidated Statements of Changes in Stockholders Equity - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2016	33,197,769
Beginning balance, value at Dec. 31, 2016	$ 9,957	$ 542,204	$ (8,626)	$ 543,535
Issuance of common stock, shares	2,019,474
Issuance of common stock, value	$ 977	1,136,022		1,136,999
To reflect effect of acquisition (reverse merger/recapitalization), shares	3,766,084
To reflect effect of acquisition (reverse merger/recapitalization), value	$ 28,049	(98,825)		(70,776)
Net (loss)			(1,531,721)	(1,531,095)
Ending balance, shares at Dec. 31, 2017	38,983,327
Ending balance, value at Dec. 31, 2017	$ 38,963	1,579,401	(1,539,721)	78,663
Acquisition of HereLab, shares	1,650,000
Acquisition of HereLab, value	$ 1,650	493,350		495,000
To reflect beneficial conversion feature discount on note payable		500,000		500,000
Net (loss)			(1,613,299)	(1,613,299)
Ending balance, shares at Dec. 31, 2018	40,633,327
Ending balance, value at Dec. 31, 2018	$ 40,633	$ 2,572,751	$ (3,153,020)	$ (539,636)